Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Income Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,529		$ 9,842	$ 10,666	$ 10,653	$ 11,466	$ 11,731	$ 12,652	$ 11,768	$ 12,127	$ 13,284	$ 14,235
Columbia Income Opportunities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,251	11,028	10,932	11,677	11,859	12,694	11,717	11,984	13,029	13,859
Columbia Income Opportunities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,354	11,250	11,265	12,154	12,467	13,479	12,571	12,988	14,261	15,319
Columbia Income Opportunities Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,357	11,265	11,288	12,200	12,524	13,556	12,653	13,066	14,357	15,433
Columbia Income Opportunities Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,372	11,288	11,316	12,237	12,567	13,596	12,694	13,130	14,435	15,524
Columbia Income Opportunities Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,329	11,193	11,180	12,032	12,311	13,278	12,349	12,726	13,940	14,984
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,594	10,539	10,455	11,299	12,443	12,356	11,229	10,851	11,405	11,790
ICE BofA BB-B US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B US Cash Pay High Yield Constrained Index
Accumulated Value	$ 10,000		$ 10,496	$ 11,509	$ 11,725	$ 12,673	$ 13,281	$ 14,431	$ 13,394	$ 13,870	$ 15,323	$ 16,481